Intangible assets, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized amount	$ 1,261	$ 577	$ 1,014
Share-based compensation capitalized	247	40	110
Amortization expenses	$ 5,137	$ 3,131	$ 2,651